Long-Term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Debt Instrument [Line Items]
Subordinated debt	₨ 434,254.3	$ 4,628.0	₨ 431,896.9
Others	4,686,148.0	49,943.0	5,436,429.4
Debt issuance cost	(968.3)	(10.3)	(2,163.1)
Total	₨ 5,119,434.0	$ 54,560.7	₨ 5,866,163.2